COMMITMENTS (Details) - ZAR (R) R in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Commitments [Line Items]
Authorised capital expenditure	R 5,972.3	R 4,411.7	R 5,397.3
Contracted for capital expenditure	594.5	281.8	346.6
Other guarantees	1,420.5	266.7	266.7
Burnstone
Disclosure Of Commitments [Line Items]
Authorised capital expenditure	5.4	40.4	445.9
Kloof
Disclosure Of Commitments [Line Items]
Authorised capital expenditure	1,289.8	970.2	1,200.8
Driefontein
Disclosure Of Commitments [Line Items]
Authorised capital expenditure	846.1	830.9	724.5
Beatrix
Disclosure Of Commitments [Line Items]
Authorised capital expenditure	231.7	218.0	210.1
Stillwater
Disclosure Of Commitments [Line Items]
Authorised capital expenditure	762.4
Cooke
Disclosure Of Commitments [Line Items]
Authorised capital expenditure	55.1	195.5	195.5
Kroondal
Disclosure Of Commitments [Line Items]
Authorised capital expenditure	220.3	131.6	69.8
Platinum Mile
Disclosure Of Commitments [Line Items]
Authorised capital expenditure	19.9	72.3	72.3
Rustenburg operations
Disclosure Of Commitments [Line Items]
Authorised capital expenditure	2,033.1	1,830.0	2,478.3
Marikana operations
Disclosure Of Commitments [Line Items]
Authorised capital expenditure	153.4
Other segments
Disclosure Of Commitments [Line Items]
Authorised capital expenditure	R 355.1	R 122.8	R 0.1